Note 10 - Non-interest Income and Non-interest Expense (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Noninterest Income and Noninterest Expense [Table Text Block]
	In Thousands
	2022	2021	2020
Non-interest income:
Service charges on deposits	$7,382	6,137	5,659
Brokerage income	6,929	6,368	4,837
Debit and credit card interchange income, net	8,416	7,783	5,842
Other fees and commissions	1,653	1,446	1,404
BOLI and annuity earnings	1,346	1,109	959
Gain (loss) on sale of securities, net	(1,620)	28	882
Fees and gains on sales of mortgage loans	2,973	9,997	9,560
Mortgage servicing income	111	—	—
Gain (loss) on sale of other real estate, net	—	(15)	658
Gain (loss) on sale of fixed assets, net	291	(43)	(63)
Gain (loss) on sale of other assets, net	8	6	(4)
Other income (loss)	(69)	34	61
	$27,420	32,850	29,795
	In Thousands
	2022	2021	2020
Non-interest expense:
Employee salaries and benefits	$56,707	52,722	45,661
Equity-based compensation	1,864	1,428	1,180
Occupancy expenses	5,563	5,473	5,216
Furniture and equipment expenses	3,389	3,323	3,267
Data processing expenses	7,727	6,079	5,101
Advertising expenses	3,455	2,736	2,487
Accounting, legal & consulting expenses	1,019	988	909
FDIC insurance	1,527	1,130	598
Directors’ fees	650	686	634
Other operating expenses	11,208	10,927	11,426
	$93,109	85,492	76,479